Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
As at January 1	$ 44,207,000	$ 36,442,000
Additions	7,892,000	9,633,000
Disposals	(4,952,000)	(812,000)
Exchange differences	3,304,000	(1,056,000)
As at December 31	50,451,000	44,207,000	$ 36,442,000
Accumulated depreciation
As at January 1	23,352,000	19,826,000
Depreciation	5,943,000	4,844,000	3,486,000
Disposals	(4,867,000)	(720,000)
Exchange differences	1,853,000	(598,000)
As at December 31	26,281,000	23,352,000	19,826,000
Net book value	24,170,000	20,855,000
Buildings
Cost
As at January 1	2,212,000	2,272,000
Exchange differences	160,000	(60,000)
As at December 31	2,372,000	2,212,000	2,272,000
Accumulated depreciation
As at January 1	1,406,000	1,330,000
Depreciation	112,000	114,000
Exchange differences	108,000	(38,000)
As at December 31	1,626,000	1,406,000	1,330,000
Net book value	746,000	806,000
Leasehold improvements
Cost
As at January 1	17,022,000	13,684,000
Additions	269,000	587,000
Disposals	(3,103,000)
Transfers	1,014,000	3,103,000
Exchange differences	1,144,000	(352,000)
As at December 31	16,346,000	17,022,000	13,684,000
Accumulated depreciation
As at January 1	8,304,000	6,244,000
Depreciation	2,701,000	2,270,000
Disposals	(3,051,000)
Exchange differences	698,000	(210,000)
As at December 31	8,652,000	8,304,000	6,244,000
Net book value	7,694,000	8,718,000
Plant and equipment
Cost
As at January 1	4,474,000	3,218,000
Additions	59,000	247,000
Disposals	(3,000)
Transfers	789,000	1,096,000
Exchange differences	324,000	(87,000)
As at December 31	5,643,000	4,474,000	3,218,000
Accumulated depreciation
As at January 1	1,155,000	782,000
Depreciation	484,000	402,000
Disposals	(1,000)
Exchange differences	109,000	(29,000)
As at December 31	1,747,000	1,155,000	782,000
Net book value	3,896,000	3,319,000
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	19,571,000	16,643,000
Additions	2,993,000	3,470,000
Disposals	(1,846,000)	(812,000)
Transfers	913,000	755,000
Exchange differences	1,409,000	(485,000)
As at December 31	23,040,000	19,571,000	16,643,000
Accumulated depreciation
As at January 1	12,487,000	11,470,000
Depreciation	2,646,000	2,058,000
Disposals	(1,815,000)	(720,000)
Exchange differences	938,000	(321,000)
As at December 31	14,256,000	12,487,000	11,470,000
Net book value	8,784,000	7,084,000
Construction in progress
Cost
As at January 1	928,000	625,000
Additions	4,571,000	5,329,000
Transfers	(2,716,000)	(4,954,000)
Exchange differences	267,000	(72,000)
As at December 31	3,050,000	928,000	$ 625,000
Accumulated depreciation
Net book value	$ 3,050,000	$ 928,000